INVESTMENTS - Summarized Financial Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Statement of Financial Position [Abstract]
Cash	$ 1	$ 9
Investments	2,378	2,270
Assets	3,161	3,205
Liabilities	784	1,120
Equity	2,377	2,076
Income Statement [Abstract]
Expenses	(39)	(402)
Brookfield Asset Management ULC
Statement of Financial Position [Abstract]
Cash	3,545	2,667
Investments	6,877	7,522
Assets	14,087	14,290
Liabilities	2,670	2,825
Preferred shares redeemable non-controlling interest	1,811	2,166
Equity	9,606	9,299
Income Statement [Abstract]
Revenues	174	4,062
Expenses	(61)	(1,546)
Net income	84	2,137
Preferred shares redeemable non-controlling interest	6	262
Non-controlling interest	35	36
Net income attributable to the common stockholders, basic	43	1,839
Net income attributable to the common stockholders, diluted	$ 43	$ 1,839